Related party transactions - Summary of key management personnel compensation expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Fixed compensation	R$ 17,445	R$ 7,837	R$ 8,801
Variable compensation	15,843	60,781	44,362
Total	R$ 33,288	R$ 68,618	R$ 53,163